Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.17600%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$298,732.79

Principal:
Principal Collections	$10,014,299.84
Prepayments in Full	$3,753,830.18
Liquidation Proceeds	$51,228.56
Recoveries	$82,609.80
Sub Total	$13,901,968.38
Collections	$14,200,701.17

Purchase Amounts:
Purchase Amounts Related to Principal	$220,986.94
Purchase Amounts Related to Interest	$730.48
Sub Total	$221,717.42

Clean-up Call	$126,928,974.37

Reserve Account Draw Amount	$7,051,842.55

Available Funds - Total	$148,403,235.51

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$148,403,235.51
Servicing Fee	$117,544.30	$117,544.30	$0.00	$0.00	$148,285,691.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$148,285,691.21
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$148,285,691.21
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$148,285,691.21
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$148,285,691.21
Interest - Class A-4 Notes	$65,247.30	$65,247.30	$0.00	$0.00	$148,220,443.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$148,220,443.91
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$148,150,515.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$148,150,515.16
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$148,099,992.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$148,099,992.99
Regular Principal Payment	$106,919,925.70	$106,919,925.70	$0.00	$0.00	$41,180,067.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,180,067.29
Residual Released to Depositor	$0.00	$41,180,067.29	$0.00	$0.00	$0.00
Total		$148,403,235.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$106,919,925.70
Total					$106,919,925.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$41,869,925.70	$407.41	$65,247.30	$0.63	$41,935,173.00	$408.04
Class B Notes	$39,030,000.00	$1,000.00	$69,928.75	$1.79	$39,099,928.75	$1,001.79
Class C Notes	$26,020,000.00	$1,000.00	$50,522.17	$1.94	$26,070,522.17	$1,001.94
Total	$106,919,925.70	$82.18	$185,698.22	$0.14	$107,105,623.92	$82.32

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$41,869,925.70	0.4074139	$0.00	0.0000000
Class B Notes	$39,030,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$26,020,000.00	1.0000000	$0.00	0.0000000
Total	$106,919,925.70	0.0821753	$0.00	0.0000000

Pool Information
Weighted Average APR	2.436%	2.446%
Weighted Average Remaining Term	19.53	18.89
Number of Receivables Outstanding	17,836	16,761
Pool Balance	$141,053,158.92	$126,928,974.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$132,942,395.84	$119,643,646.91
Pool Factor	0.1000116	0.0899970

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$7,285,327.46
Targeted Overcollateralization Amount	$33,307,797.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$126,928,974.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$7,051,842.55
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(7,051,842.55)
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$83,839.03
(Recoveries)		135	$82,609.80
Net Loss for Current Collection Period			$1,229.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0105%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.7329%
Second Prior Collection Period			-0.1024%
Prior Collection Period			0.0237%
Current Collection Period			0.0110%
Four Month Average (Current and Prior Three Collection Periods)			-0.2002%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,727	$13,833,085.73
(Cumulative Recoveries)			$3,339,748.39
Cumulative Net Loss for All Collection Periods			$10,493,337.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7440%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,711.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,815.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	132	$1,419,541.80
61-90 Days Delinquent	0.19%	21	$246,029.42
91-120 Days Delinquent	0.03%	2	$35,696.29
Over 120 Days Delinquent	0.36%	26	$451,842.67
Total Delinquent Receivables	1.70%	181	$2,153,110.18

Repossession Inventory:
Repossessed in the Current Collection Period		8	$124,969.42
Total Repossessed Inventory		9	$141,288.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2536%
Prior Collection Period			0.3028%
Current Collection Period			0.2923%
Three Month Average			0.2829%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5779%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	46

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$560,775.77
2 Months Extended	52	$723,700.93
3+ Months Extended	10	$113,801.77

Total Receivables Extended	106	$1,398,278.47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer